Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers	As of March 31, 2022, the amounts due are as follows:

Years ending March 31,	Millions of yen
2023	¥5,205
2024	3,237
2025	2,112
2026	139
2027	70
Thereafter	11

Total	¥10,774

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts	The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2021 and 2022:

	2021			2022
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥469,377	¥4,768	2028	¥436,414	¥4,895	2027
Transferred loans	365,546	5,827	2061	417,587	4,103	2062
Consumer loans	294,250	49,025	2032	284,891	47,461	2033
Real estate loans	17,621	4,119	2048	12,087	3,953	2048
Other	598	104	2035	2,294	46	2035

Total	¥1,147,392	¥63,843	—	¥1,153,273	¥60,458	—